Business Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Business Segment Information
Operating revenues	$ 5,345,277		$ 5,180,471		$ 4,986,829
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	2,272,570		2,050,644		1,924,863
Selling, general and administrative expense	2,033,901		2,002,359		1,998,463
Adjusted OIBDA	1,038,806	[1],[2]	1,127,468	[1],[2]	1,063,503	[1],[2]
Depreciation, amortization and accretion expense	813,626		765,776		755,649
Loss on impairment of assets	515
(Gain) loss on asset disposals and exchanges, net	19,741		(810)		11,763
(Gain) loss on sale of business and other exit costs, net	21,061
Operating income (loss)	183,863		362,502		296,091
Equity in earnings of unconsolidated entities	92,867		82,538		98,074
Interest and dividend income	9,248		9,145		10,508
Gain (loss) on investment	(3,718)		24,103
Interest expense (Capitalized interest)	86,745		118,201		116,810
Other, net	720		3,658		(2,089)
Income before income taxes	196,235		363,745		285,774
Investments in unconsolidated entities	179,921		173,710		197,922
Total assets	8,623,900		8,201,005		7,696,117
Capital expenditures	1,004,621		987,218		755,032
U.S. Cellular
Business Segment Information
Operating revenues	4,452,084		4,343,346		4,177,681
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,882,752		1,721,181		1,611,221
Selling, general and administrative expense	1,764,933		1,769,701		1,783,315
Adjusted OIBDA	804,399	[1],[2]	852,464	[1],[2]	783,145	[1],[2]
Depreciation, amortization and accretion expense	608,633		573,557		570,955
(Gain) loss on asset disposals and exchanges, net	18,088		(1,873)		10,717
(Gain) loss on sale of business and other exit costs, net	21,022
Operating income (loss)	156,656		280,780		201,473
Equity in earnings of unconsolidated entities	90,364		83,566		97,318
Interest and dividend income	3,644		3,395		3,808
Gain (loss) on investment	(3,718)		11,373
Interest expense (Capitalized interest)	42,393		65,614		61,555
Other, net	500		(678)		72
Income before income taxes	205,053		312,822		241,116
Investments in unconsolidated entities	144,531		138,096		160,847
Total assets	6,587,450		6,327,976		5,875,549
Capital expenditures	836,748		782,526		583,134
TDS Telecom ILEC
Business Segment Information
Operating revenues	578,412		597,811		606,844
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	192,514		191,591		192,699
Selling, general and administrative expense	170,493		158,302		168,783
Adjusted OIBDA	215,405	[1],[2]	247,918	[1],[2]	245,362	[1],[2]
Depreciation, amortization and accretion expense	150,557		145,687		146,351
(Gain) loss on asset disposals and exchanges, net	535		1,043		572
(Gain) loss on sale of business and other exit costs, net	39
Operating income (loss)	64,274		101,188		98,439
Equity in earnings of unconsolidated entities	10		8		13
Interest and dividend income	2,805		3,252		2,833
Interest expense (Capitalized interest)	(2,458)		(2,406)		(711)
Other, net	(353)		2,720		(2,474)
Income before income taxes	69,194		109,574		99,522
Investments in unconsolidated entities	3,809		3,808		13
Total assets	1,407,892		1,376,131		1,443,548
Capital expenditures	137,115		141,802		123,645
TDS Telecom CLEC
Business Segment Information
Operating revenues	173,397		180,332		187,984
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	89,949		91,348		96,934
Selling, general and administrative expense	66,886		64,509		64,107
Adjusted OIBDA	16,562	[1],[2]	24,475	[1],[2]	26,943	[1],[2]
Depreciation, amortization and accretion expense	21,969		21,976		24,679
(Gain) loss on asset disposals and exchanges, net	485		85		362
Operating income (loss)	(5,892)		2,414		1,902
Interest and dividend income	280		296		293
Interest expense (Capitalized interest)	(216)		(296)		(180)
Other, net			(1)
Income before income taxes	(5,396)		3,005		2,375
Total assets	111,806		118,231		123,762
Capital expenditures	21,465		22,361		20,303
TDS Telecom HMS
Business Segment Information
Operating revenues	113,010		47,180		10,550
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	75,781		23,502		3,599
Selling, general and administrative expense	34,193		15,647		4,237
Adjusted OIBDA	3,036	[1],[2]	8,031	[1],[2]	2,714	[1],[2]
Depreciation, amortization and accretion expense	20,568		12,867		3,024
(Gain) loss on asset disposals and exchanges, net	108		115		197
Operating income (loss)	(17,640)		(4,951)		(507)
Interest and dividend income	25				1
Interest expense (Capitalized interest)	1,160		78		59
Other, net	(1)		(9)		(4)
Income before income taxes	(18,776)		(5,038)		(569)
Total assets	267,798		209,109		34,537
Capital expenditures	15,344		26,999		13,357
TDS Telecom Eliminations
Business Segment Information
Operating revenues	(10,313)		(9,935)		(9,536)
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(8,650)		(8,238)		(8,848)
Selling, general and administrative expense	(1,663)		(1,697)		(688)
TDS Telecom
Business Segment Information
Operating revenues	854,506		815,388		795,842
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	349,594		298,203		284,384
Selling, general and administrative expense	269,909		236,761		236,439
Adjusted OIBDA	235,003	[1],[2]	280,424	[1],[2]	275,019	[1],[2]
Depreciation, amortization and accretion expense	193,094		180,530		174,054
(Gain) loss on asset disposals and exchanges, net	1,128		1,243		1,131
(Gain) loss on sale of business and other exit costs, net	39
Operating income (loss)	40,742		98,651		99,834
Equity in earnings of unconsolidated entities	10		8		13
Interest and dividend income	3,110		3,548		3,127
Interest expense (Capitalized interest)	(1,514)		(2,624)		(832)
Other, net	(354)		2,710		(2,478)
Income before income taxes	45,022		107,541		101,328
Investments in unconsolidated entities	3,809		3,808		13
Total assets	1,787,496		1,703,471		1,601,847
Capital expenditures	173,924		191,162		157,305
Non-Reportable Segment
Business Segment Information
Operating revenues	60,830	[3]	45,133	[3]	40,167	[3]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	42,150	[3]	32,952	[3]	31,019	[3]
Selling, general and administrative expense	16,189	[3]	8,609	[3]	6,307	[3]
Adjusted OIBDA	2,491	[1],[2],[3]	3,572	[1],[2],[3]	2,841	[1],[2],[3]
Depreciation, amortization and accretion expense	6,102	[3]	3,021	[3]	1,888	[3]
Loss on impairment of assets	515	[3]
(Gain) loss on asset disposals and exchanges, net	(1)	[3]	(197)	[3]	(76)	[3]
Operating income (loss)	(4,125)	[3]	748	[3]	1,029	[3]
Interest and dividend income	8	[3]	2	[3]
Interest expense (Capitalized interest)	3,938	[3]	1,359	[3]	430	[3]
Other, net	575	[3]	650	[3]	616	[3]
Income before income taxes	(7,480)	[3]	41	[3]	1,215	[3]
Total assets	62,931	[3]	68,870	[3]	22,709	[3]
Capital expenditures	1,789	[3]	3,206	[3]	1,029	[3]
Other Reconciling Items
Business Segment Information
Operating revenues	(22,143)	[4]	(23,396)	[4]	(26,861)	[4]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(1,926)	[4]	(1,692)	[4]	(1,761)	[4]
Selling, general and administrative expense	(17,130)	[4]	(12,712)	[4]	(27,598)	[4]
Adjusted OIBDA	(3,087)	[1],[2],[4]	(8,992)	[1],[2],[4]	2,498	[1],[2],[4]
Depreciation, amortization and accretion expense	5,797	[4]	8,668	[4]	8,752	[4]
(Gain) loss on asset disposals and exchanges, net	526	[4]	17	[4]	(9)	[4]
Operating income (loss)	(9,410)	[4]	(17,677)	[4]	(6,245)	[4]
Equity in earnings of unconsolidated entities	2,493	[4]	(1,036)	[4]	743	[4]
Interest and dividend income	2,486	[4]	2,200	[4]	3,573	[4]
Gain (loss) on investment			12,730	[4]
Interest expense (Capitalized interest)	41,928	[4]	53,852	[4]	55,657	[4]
Other, net	(1)	[4]	976	[4]	(299)	[4]
Income before income taxes	(46,360)	[4]	(56,659)	[4]	(57,885)	[4]
Investments in unconsolidated entities	31,581	[4]	31,806	[4]	37,062	[4]
Total assets	186,023	[4]	100,688	[4]	196,012	[4]
Capital expenditures	$ (7,840)	[4]	$ 10,324	[4]	$ 13,564	[4]

[1]	Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the loss on impairment of assets (if any); the net gain or loss on asset disposals and exchanges (if any); and the net gain or loss on sale of business and other exit costs (if any). Adjusted OIBDA excludes the loss on impairment of assets (if any), the net gain or loss on asset disposals and exchanges (if any), and the net gain or loss on sale of business and other exit costs (if any) in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual; such gains or losses may occur in the future.
[2]	Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. TDS believes this measure provides useful information to investors regarding TDS’ financial condition and results of operations because it highlights certain key cash and non-cash items and their impacts on cash flows from operating activities. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows.
[3]	Represents Suttle-Straus and, as of September 23, 2011, Airadigm.
[4]	Consists of corporate operations and intercompany eliminations between U.S. Cellular, TDS Telecom, the Non-Reportable Segment and corporate operations.